Parent Only Financial Information - Condensed Balance Sheets (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 364,570,314	¥ 239,077,430	¥ 390,837,386
Short-term investment	249,000,432	372,375,701
Prepaid expenses and other current assets	115,519,301	108,274,731	142,838,295
Total current assets	811,624,371	796,812,574	585,972,376
Non-current assets
Intangible assets, net	130,874,067	96,018,313	77,593,680
Total non-current assets	1,867,789,466	1,845,197,426	698,920,134
Total assets	2,679,413,837	2,642,010,000	1,284,892,510
Current liabilities
Derivative financial liabilities	151,177,400	269,251,436
Other current liabilities	311,940,065	310,454,355	286,078,575
Total current liabilities	1,260,768,665	1,318,262,369	567,289,615
Non-current liabilities
Derivative financial liabilities	77,100,474	19,083,004
Convertible notes, at fair value	366,261,610	354,080,264	318,466,215
Total non-current liabilities	1,316,615,270	1,213,443,215	378,507,859
Total liabilities	2,577,383,935	2,531,705,584	945,797,474
Shareholders' equity
Ordinary shares (US$0.0000094 par value, 500,000,000 shares authorized, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively, 124,193,929 shares issued and outstanding as of December 31, 2021)	9,358	8,616	7,497
Additional paid-in capital	1,639,068,548	1,472,014,651	937,315,273
Accumulated losses	(1,555,058,025)	(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income	16,123,160	17,000,825	35,743,691
Treasury shares
Total equity attributable to shareholders of the Company	100,143,041	108,850,700	335,538,301
Total liabilities and shareholders' equity	¥ 2,679,413,837	2,642,010,000	1,284,892,510
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Current assets
Cash		29,472,174	313,302,959
Short-term investment		372,375,701
Amounts due from subsidiaries		298,205,305	279,221,856
Prepaid expenses and other current assets		3,656,415	18,475,035
Total current assets		703,709,595	610,999,850
Non-current assets
Intangible assets, net		53,685,458	52,333,871
Total non-current assets		53,685,458	52,333,871
Total assets		757,395,053	663,333,721
Current liabilities
Derivative financial liabilities		269,251,436
Other current liabilities		6,129,649	9,329,205
Total current liabilities		275,381,085	9,329,205
Non-current liabilities
Derivative financial liabilities		19,083,004
Convertible notes, at fair value		354,080,264	318,466,215
Total non-current liabilities		373,163,268	318,466,215
Total liabilities		648,544,353	327,795,420
Shareholders' equity
Ordinary shares (US$0.0000094 par value, 500,000,000 shares authorized, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively, 124,193,929 shares issued and outstanding as of December 31, 2021)		8,616	7,497
Additional paid-in capital		1,472,014,651	937,315,273
Accumulated losses		(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income		17,000,825	35,743,691
Total equity attributable to shareholders of the Company		108,850,700	335,538,301
Total liabilities and shareholders' equity		¥ 757,395,053	¥ 663,333,721